EXPLORATION AND EVALUATION ASSETS (Narrative) (Details)	1 Months Ended							12 Months Ended		24 Months Ended
	Apr. 30, 2026 CAD ($)	Jan. 31, 2026 CAD ($) shares	Feb. 28, 2025 CAD ($) shares	Nov. 30, 2024 CAD ($)	Jun. 30, 2024 CAD ($) shares	May 31, 2024 CAD ($)	Feb. 28, 2019 Claims	Jul. 31, 2026 a ha Claims	Jan. 31, 2026 shares	Jul. 31, 2022	Jul. 31, 2025 Claims
CAP property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of mineral claims acquired							100.00%
Net smelter return							2.00%
Number of mineral claims staked | Claims							3
Number of mineral claims | Claims								6			6
Area of mineral claims | ha								2,824
Carbo property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of mineral claims acquired										100.00%
Number of mineral claims | Claims								17			17
Area of mineral claims | ha								2,048
West James Bay property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of mineral claims acquired						50.00%
Payments for exploration and evaluation assets						$ 125,000
Option percentage of property interest					80.00%
Ownership interest in property					50.00%			10.00%
Exploration costs					$ 1,000,000
Shares issued for mineral claims (shares) | shares					2,500,000
Gross overriding royalty					1.00%
Lac Le Moyne Carbonatite property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of mineral claims acquired			100.00%
Net smelter return			2.00%
Mineral claim acquisition, cash consideration			$ 100,000
Payments for exploration and evaluation assets			$ 50,000
Shares issued for mineral claims (shares) | shares		100,000	100,000						200,000
Shares issued for mineral claims		$ 265,000	$ 87,000
Number of additional shares payable if niobium mineralization is identified | shares			500,000
Bianco property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Net smelter return				2.00%
Payments for exploration and evaluation assets				$ 30,000
Rift property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Net smelter return								0.50%
NSR royalty retained by underlying landowners								2.00%
Aggregate NSR royalty								2.50%
Area of land under exploration option | a								2,217
Area of additional land | a								1,741
Aggregate area of land | a								3,958
Agreements, contractual term description								5-year term
Rift property [Member] | Subsequent events [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Area of additional land | a								432
Aggregate area of land | a								4,390
Iron Hills property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Net smelter return	3.00%
Number of mineral claims | Claims								76
Payments for exploration and evaluation assets	$ 80,000